Plan Interest in Master Trust (Tables)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Master Trust [Line Items]
Schedule of Master Trust Net Assets
The following table presents the investments of the Master Trust and the Plan's interest in the Master Trust, as of December 31, 2025 and 2024:

	Master Trust Balances		Plan’s Interest in Master Trust Balances
(in thousands)	2025	2024	2025	2024
Mutual funds	$975,058	$952,431	$940,991	$924,820
Leidos Holdings, Inc. common stock	904,135	838,435	904,135	838,435
Collective trusts	9,235,568	9,099,674	8,518,573	8,461,450
Self-directed brokerage fund	199,493	162,497	191,610	157,707
Separately managed account	753,524	767,754	712,596	731,017
Total investments at fair value	12,067,778	11,820,791	11,267,905	11,113,429
Stable value fund at contract value	563,580	650,764	517,826	600,404
Total investments	$12,631,358	$12,471,555	$11,785,731	$11,713,833
The following table represents the changes in net assets in the Master Trust for the year ended December 31, 2025:

(in thousands)	2025
Net appreciation in fair value of investments	$1,735,906
Interest and dividend income	101,162
Total investment income	1,837,068
Net transfers out of Master Trust	(1,677,265)
Master Trust net assets:
Beginning	12,471,555
Ending	$12,631,358